Taxation - Schedule of Operating Loss Carry Forward (Details)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 63,090,953
Two Thousand Tweenty Three [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	20,244,602
Two Thousand Tweenty Four [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	9,508,787
Two Thousand Tweenty Five [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	2,380,115
Two Thousand Tweenty Six [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	2,692,627
Two Thousand Tweenty Seven [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 28,264,822